Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables [Text Block]
	2017 RMB	2018 RMB
Trade payable	22,662	22,309
Accrued payroll	50,013	68,351
Amount due to third parties	41,188	50,844

Trade and other payables	113,863	141,504
Amount due to related parties (Note 19 (b))	124,841	138,215

Total	238,704	279,719